Derivative Financial Instruments (Maximum Exposure If Counterparties Fail To Perform On Contracts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Maximum exposure to counterparties related to derivative contracts	$ 23	$ 156
Affiliates [Member]
Concentration Risk [Line Items]
Maximum exposure to counterparties related to derivative contracts		1
Coal Producers [Member]
Concentration Risk [Line Items]
Maximum exposure to counterparties related to derivative contracts		35
Commodity Marketing Companies [Member]
Concentration Risk [Line Items]
Maximum exposure to counterparties related to derivative contracts	2	85
Electric Utilities [Member]
Concentration Risk [Line Items]
Maximum exposure to counterparties related to derivative contracts	3	4
Financial Companies [Member]
Concentration Risk [Line Items]
Maximum exposure to counterparties related to derivative contracts	15	27
Municipalities/Cooperatives [Member]
Concentration Risk [Line Items]
Maximum exposure to counterparties related to derivative contracts	$ 3	$ 4